UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

31 West 52nd Street, 16th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies to:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (866) 699-8125

Date of fiscal year end: May 31

Date of reporting period: July 1, 2019-June 30, 2020

Item 1. Proxy Voting Record

STONE HARBOR HIGH-YIELD BOND FUND

Fund Name	Company	Ticker	Cusip	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	02/20/2020	E1) Renewal of the authorization to the board of directors (supervisory board) to increase the share capital of the company within the framework of the authorized capital, in one or more times, by a total maximum amount of:

					a) Fifty million US Dollars (50,000,000 USD) with possibility to restrict or suspend subscription rights of existing shareholders;	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	02/20/2020	E1b) Twenty - five million US dollars (25,000,000 USD) with possiblity to restrict or suspend subscription rights of existing shareholders;	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	02/20/2020	E1c) Two hundred thirty-nine million one hundred forty-seven thousand five hundred and five US Dollars and eighty-two cents (238,147,505.82 USD) without possibility to restrict or suspend subscription rights of existing shareholders;	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	02/20/2020	E1d) One hundred and twenty million US Dollars (120,000,000 USD) without possibility to restrict or suspend subscription rights of existing shareholders;	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	02/20/2020	E2) Authorization of the board of directors (supervisory board) to use the authorized capital in the case of a public purchase offer	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	02/20/2020	E3) Renewal of the authorization of the board of directors (supervisory board) to acquire the company's shares or profit shares. Explanatory note by the board of directors: the board of directors will not use this authorisation as an anti-takeover defence	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	02/20/2020	E4) Authorization of the board of directors (supervisory board) of the company to acquire and dispose of the company's shares and profit shares to prevent imminent and serious harm to the company	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	02/20/2020	E5) Authorization of the board of directors (supervisory board) to dispose of the company's shares or profit shares by way of an offer to sell addressed to one or more particular persons other than members of the personnel of the company or one of its subsidiaries. Explanatory note by the board of directors: The board of directors will not use this authorisation as an anti-takeover defence	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	02/20/2020	E6) Amendments to the articles of association as a consequence of the newly applicable Code of Companies and Associations, the choice for a two-tier board structure and certain other amendments relating to modernization and clean-up of the articles of association	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	02/20/2020	E7) Authorization of the board of directors (management board) to execute the decisions taken and to co-ordinate the articles of association	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	02/20/2020	E8) Proxy to fulfill all necessary formalities with respect to the decisions taken	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	05/13/2020	S1. Authorisation of the supervisory board to acquire a maximum of 10% of the existing shares or profit shares during a period of five years as from the publication of this decision in the Annexes to the Belgian Official Gazette, at a price per share not exceeding the maximum price allowed underapplicable law and not to be less than EUR 0.01. Explanatory note of the supervisory board: ***This authorization will not be used as an anti-takeover defence.	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	05/13/2020	S2. Proxy to fulfill all necessary formalities with respect to the decision taken.	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	05/13/2020	OA. Report of the board of directors and of the statutory auditor for the financial year closed on 31st December 2019. This agenda item does not require your vote.	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	05/13/2020	OB. Acknowledgment and approval of the remuneration report.	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	05/13/2020	OC. Approval of the annual accounts of the company for the financial year closed on 31st December 2019.	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	05/13/2020	OD. Allocation of the results for the financial year closed on 31st December 2019.	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	05/13/2020	OEA. Discharge of liability of Euronav's directors.	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	05/13/2020	OEB. Discharge of liability of Euronav's statutory auditor.	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	05/13/2020	OF. Reappointment of Grace Reksten Skaugen	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	05/13/2020	OG. Remuneration of the directors.	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	05/13/2020	OH. Reappointment statutory auditor.	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	05/13/2020	OI. Remuneration of the statutory auditor.	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	05/13/2020	OJ. Approval in accordance with Article 7:151 of the Code of Companies and Associations of Arcticle 8 (Change of Control) of the long term incentive plans 2019 and 2020 approved by the Supervisory Board on 24 March2020.	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	05/13/2020	OKA. The general meeting acknowledges and ratifies for as far as necessary the resignation of Mr. Patrick Rodgers with effect as of 9 May 2019.This agenda item does not require your vote.	Issuer	Yes	FOR	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	05/13/2020	OKB. The general meeting acknowledges and ratifies as far as necessary the resignation of Mr. Steven D. Smith with effect as of 6 December 2019. This agenda item does not require your vote.	Issuer	Yes	FOR	With

STONE HARBOR EMERGING MARKETS DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR LOCAL MARKETS FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR EMERGING MARKETS CORPORATE DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR INVESTMENT GRADE FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR STRATEGIC INCOME FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR EMERGING MARKETS DEBT ALLOCATION FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR EMERGING MARKETS DEBT BLEND FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR 500 PLUS FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	August 14, 2020